CAPITAL STOCK	12 Months Ended
Dec. 31, 2020
Capital Stock [Abstract]
CAPITAL STOCK [Text Block]

7.            CAPITAL STOCK

Authorized shares

The Company's authorized capital stock consists of an unlimited number of common shares and an unlimited number of preferred shares without nominal or par value.

Issued and outstanding

As of December 31, 2020, the Company had 129,329,631 common shares and no preferred shares outstanding.

2020

The Company completed private placements for a total of 18,881,366 common shares at prices ranging from C$7.28 to C$7.50 per common share for total gross proceeds of $105,264. The Company incurred $1,497 of related capital stock issue costs.

The Company also issued 2,927,250 common shares at prices ranging from C$0.16 to C$8.24 per common share for gross proceeds of $3,546 upon the exercise of stock options and 50,000 common shares at a price of C$4.03 per common share upon the exercise of warrants for gross proceeds of $150. Accordingly, the Company reallocated $2,199 from reserves to capital stock.

2019

The Company completed private placements for a total of 880,000 common shares at prices ranging from C$2.92 to C$5.85 per common share for gross proceeds of $3,659. The Company incurred $52 of related capital stock issuance costs. In connection with one private placement, the Company issued 50,000 warrants with an exercise price of C$4.03 per share until January 11, 2021.

The Company completed short-form prospectus offerings for a total of 16,976,300 at prices ranging from C$5.85 to C$7.28 per common share for gross proceeds of $88,477. The Company incurred $5,135 of related capital stock issuance costs.

The Company issued 3,959,804 common shares at prices ranging from C$1.45 to C$2.29 per common share for gross proceeds of $4,470 upon the exercise of warrants. The Company incurred $5 of related capital stock issue costs. The Company also issued 795,000 common shares at prices ranging from C$0.16 to C$3.24 per common share for gross proceeds of $797 upon the exercise of stock options. Accordingly, the Company reallocated $479 from reserves to capital stock.

The Company cancelled and returned to treasury 62,722 shares pursuant to a depositary agreement dated September 15, 2015 between the Company and Computershare Trust Company of Canada ("Computershare"). Computershare was appointed to act as depositary for common shares of the Company to be distributed to former shareholders of SilverCrest Mines Inc. by a plan of arrangement agreement ("the Arrangement") dated July 26, 2015. Any shares not distributed on or before October 1, 2018, the third anniversary of the date of completion of the Arrangement, were returned to the Company for cancellation.

Warrants

Warrant transactions during the year are as follows:

	2020		2019
	Number of warrants	Weighted average exercise price (C$)	Number of warrants	Weighted average exercise price (C$)
Outstanding, beginning of year	50,000	$4.03	3,959,804	$1.50
Issued	—	—	50,000	4.03
Exercised	(50,000)	4.03	(3,959,804)	1.50
Outstanding, end of year	—	$—	50,000	$4.03

Stock options

The Company has a "rolling 10%" Stock Option Plan which authorizes the grant of stock options to directors, officers, employees, and consultants, enabling them to acquire common shares of the Company to a maximum of 10% of the then issued and outstanding common shares. The exercise price of any option is the market price of the Company's stock as at the date of the grant. The options can be granted for a maximum term of ten years with vesting determined by the Board of Directors.

A summary of the Company's stock option transactions during the year is as follows:

	2020		2019
	Number of	Weighted average	Number of	Weighted average
	options	exercised price (C$)	options	exercised price (C$)
Outstanding, beginning of year	8,758,750	$3.38	7,627,500	$1.99
Issued	225,000	12.25	1,976,250	7.94
Exercised*	(2,927,250)	1.63	(795,000)	1.33
Forfeited	(25,000)	8.21	(50,000)	3.24
Outstanding, end of year	6,031,500	$4.55	8,758,750	$3.38

*During 2020, the weighted average market value of the Company's shares at the dates of exercise was C$11.25 (2019 - C$5.96).

During 2020, the Company granted 225,000 stock options to directors, officers, and employees with exercise prices ranging from C$11.22 to C$12.63 per share and expiring five years from the grant date. These options vest over a 3-year period with 33% vesting after each of one year, two years, and three years after the grant date, respectively.

During 2019, the Company granted:

• 1,132,500 stock options to directors, officers, employees, and consultants with exercise prices ranging between C$4.54 per share and C$8.21 per share and expiring five years from the date of grant. These options vest over a one-year period, with 25% vesting after each of the three months, six months, nine months, and twelve months after the grant date, respectively; and

• 843,750 stock options to directors, officers, employees, and consultants that can be exercised at a price of C$8.24 per share until December 19, 2024. These options vest over a 3-year period with 33% vesting after each of one year, two years, and three years after the grant date, respectively.

Stock options outstanding and exercisable as of December 31, 2020 are as follows:

		Options outstanding		Options exercisable
	Exercise price (C$)	Number of shares	Remaining life	Number of shares
Expiry date		issuable on exercise	(years)	issuable on exercise
December 9, 2021	$2.30	900,000	0.94	900,000
January 3, 2022	$2.55	50,000	1.01	50,000
August 4, 2022	$1.88	477,500	1.59	477,500
January 2, 2023	$1.84	350,000	2.01	350,000
January 4, 2023	$1.94	645,000	2.01	645,000
November 11, 2023	$3.41	100,000	2.86	100,000
November 13, 2023	$3.30	200,000	2.87	200,000
December 14, 2023	$3.24	1,250,000	2.95	1,250,000
May 30, 2024	$4.54	122,750	3.41	122,750
September 4, 2024	$8.21	862,500	3.68	862,500
October 17, 2024	$7.89	7,500	3.80	7,500
December 19, 2024	$8.24	841,250	3.97	278,750
September 14, 2025	$12.53	150,000	4.71	—
November 11, 2025	$12.63	25,000	4.87	—
December 7, 2025	$11.22	50,000	4.94	—
		6,031,500		5,244,000

The weighted average remaining life of options outstanding is 2.69 years.

Share-based compensation

The fair value of options granted during 2020 and 2019 was estimated using the Black-Scholes Option Pricing Model using the following weighted average assumptions:

	2020	2019
Expected option life (years)	3.56	3.70
Expected volatility	54.09%	58.82%
Expected dividend yield	—	—
Risk-free interest rate	0.34%	1.42%
Expected forfeiture rate	1.00%	1.00%
Fair value per option (C$)	$4.76	$3.48
Total fair value	$798	$5,183

During 2020, the Company recognized share-based compensation of $114 for the vested portion of options granted during the year of which $78 was expensed and $36 was recorded as exploration and evaluation expenditures (note 4). The Company also recognized share-based compensation of $2,431 for the vested portion of options granted during 2019 of which $1,207 was expensed and $1,224 was recorded as exploration and evaluation expenditures (note 4).

During 2019, the Company recognized share-based compensation expense of $1,825 for the vested portion of stock options granted during that period of which $1,098 was expensed and $727 was recorded as exploration and evaluation expenditures (note 4). The Company also recorded share-based compensation of $2,540 for the vested portion of stock options granted during 2018, of which $1,490 was expensed and $1,050 was recorded as exploration and evaluation expenditures (note 4).

During 2019, the Company modified the expiry date of 55,000 options, with exercise prices ranging from C$1.88 to C$3.24 per share, to June 30, 2020. The original expiry dates ranged from December 9, 2020 to December 13, 2023. As a result of this modification during 2019, the Company recognized the incremental fair value of the options of $76 as stock-based compensation expense.

Share-based payment reserve

The share-based payment reserve records items recognized as share-based compensation and the fair value of private placement warrants issued based on the residual method. At the time that stock options or warrants are exercised, the corresponding amount is reallocated to share capital or, if cancelled or expired, the corresponding amount is reallocated to deficit.

A summary of share-based payment reserve transactions is as follows:

	2020	2019
Balance, beginning of year	$8,668	$4,769
Share-based compensation, stock options	2,545	4,441
Stock options exercised, reallocated to capital stock	(2,199)	(479)
Stock options forfeited, reallocated to deficit	(36)	(63)
Balance, end of year	$8,978	$8,668

Deferred share units

During 2019, the Board of Directors approved a cash-settled Deferred Share Unit ("DSU") plan. Each DSU entitles the holder to receive cash equal to the current market value of the equivalent number of common shares of the Company. DSUs vest immediately and become payable upon the retirement of the holder. The share-based compensation expense related to the DSUs was calculated using the fair value method based on the market price of the Company's shares at the end of each reporting period. As DSUs are cash settled, the Company recorded a corresponding liability in accounts payable and accrued liabilities.

During  2020 the Company issued 6,000 DSUs to a director (2019 - 27,500 DSUs to directors). As of December 31, 2020, the market value of the Company's common shares was C$14.19 (2019 - C$8.77). Accordingly, during 2020, the Company recorded share-based compensation expense of $176 (2019 - $181) and an accrued liability of $373 (December 31, 2019 - $186) at December 31, 2020.

The following table summarizes the change in the accrued DSU liability:

	2020	2019
Outstanding, beginning of year	$186	$—
Change in accrued DSU liability	176	181
Effect of foreign currency translation	11	5
Outstanding, end of year	$373	$186